Leases - Cash flows associated with failed sale leaseback arrangements (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Leases [Abstract]
Operating cash flows from sale leaseback financial obligations	$ (23,726)	$ (24,150)
Financing cash flows from sale leaseback financial obligations	(5,777)	(4,308)
Net cash flows from leasing arrangements	$ (29,503)	$ (28,458)